Condensed Financial Information of the Parent Company Only - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from bank subsidiaries	$ 19,235	$ 22,576
Other assets	7,268	6,800
Total assets	1,733,731	1,492,962
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	15,248	14,366
Stockholders' equity	130,589	115,038	$ 99,414	$ 91,371
Total liabilities and stockholders' equity	1,733,731	1,492,962
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Assets
Cash and due from bank subsidiaries	2,013	2,576
Investment in bank-issued trust preferred securities	1,229	1,310
Investment in subsidiaries	183,020	167,196
Deferred tax asset	1,496	1,928
Other assets	1,076	1,329
Total assets	188,834	174,339
Liabilities and Stockholders' Equity
Subordinated notes	49,486	49,486
Other liabilities	8,759	9,815
Stockholders' equity	130,589	115,038
Total liabilities and stockholders' equity	$ 188,834	$ 174,339